Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	453,593,571.70	28,156
Yield Supplement Overcollateralization Amount 06/30/17	16,324,076.74	0
Receivables Balance 06/30/17	469,917,648.44	28,156
Principal Payments	19,704,546.52	748
Defaulted Receivables	1,248,610.97	69
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	15,327,247.67	0
Pool Balance at 07/31/17	433,637,243.28	27,339

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	41.55%

Prepayment ABS Speed	1.49%

Overcollateralization Target Amount	19,513,675.95
Actual Overcollateralization	19,513,675.95

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	6.05%
Weighted Average Remaining Term	44.81

Delinquent Receivables:
Past Due 31-60 days	9,369,890.14	507
Past Due 61-90 days	2,592,311.74	129
Past Due 91-120 days	577,992.24	34
Past Due 121+ days	0.00	0
Total	12,540,194.12	670

Total 31+ Delinquent as % Ending Pool Balance	2.89%

Recoveries	535,824.82

Aggregate Net Losses/(Gains) - July 2017	712,786.15

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.82%
Prior Net Losses Ratio	1.28%
Second Prior Net Losses Ratio	0.94%
Third Prior Net Losses Ratio	1.07%
Four Month Average	1.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Flow of Funds	$ Amount

Collections	21,761,347.43
Advances	3,271.97
Investment Earnings on Cash Accounts	22,551.31
Servicing Fee	(391,598.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,395,572.67

Distributions of Available Funds
(1) Class A Interest	533,333.43
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,058,293.64
(7) Distribution to Certificateholders	1,766,033.93
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,395,572.67

Servicing Fee	391,598.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 07/17/17	433,181,860.97
Principal Paid	19,058,293.64
Note Balance @ 08/15/17	414,123,567.33

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2a
Note Balance @ 07/17/17	35,947,025.03
Principal Paid	12,920,877.01
Note Balance @ 08/15/17	23,026,148.02
Note Factor @ 08/15/17	8.2236243%

Class A-2b
Note Balance @ 07/17/17	17,074,835.94
Principal Paid	6,137,416.63
Note Balance @ 08/15/17	10,937,419.31
Note Factor @ 08/15/17	8.2236235%

Class A-3
Note Balance @ 07/17/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	234,000,000.00
Note Factor @ 08/15/17	100.0000000%

Class A-4
Note Balance @ 07/17/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	125,000,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	21,160,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	571,245.10
Total Principal Paid	19,058,293.64
Total Paid	19,629,538.74

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	28,757.62
Principal Paid	12,920,877.01
Total Paid to A-2a Holders	12,949,634.63

Class A-2b
One-Month Libor	1.22556%
Coupon	1.62556%
Interest Paid	22,359.14
Principal Paid	6,137,416.63
Total Paid to A-2b Holders	6,159,775.77

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5660600
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8853043
Total Distribution Amount	19.4513643

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1027058
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	46.1459893
Total A-2a Distribution Amount	46.2486951

A-2b Interest Distribution Amount	0.1681138
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	46.1459897
Total A-2b Distribution Amount	46.3141035

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/17	110,348.98
Balance as of 07/31/17	113,620.95
Change	3,271.97

Reserve Account
Balance as of 07/17/17	2,581,024.89
Investment Earnings	2,302.45
Investment Earnings Paid	(2,302.45)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89